Revenues and geographic information (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,512	$ 11,437	$ 24,341	$ 22,235
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	11.00%		11.00%
Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,267	7,649	$ 17,731	14,608
Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		21.00%
Net sales, change in %, cc	24.00%		23.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,080	1,594	$ 4,110	3,057
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	30.00%		34.00%
Net sales, change in %, cc	33.00%		37.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,898	1,516	$ 3,777	2,915
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%		30.00%
Net sales, change in %, cc	28.00%		32.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 182	78	$ 333	142
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	133.00%		135.00%
Net sales, change in %, cc	134.00%		137.00%
Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,322	1,950	$ 4,403	3,708
Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		19.00%
Net sales, change in %, cc	22.00%		21.00%
Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,526	1,272	$ 2,852	2,348
Promoted Brands [member] | Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		21.00%
Net sales, change in %, cc	22.00%		23.00%
Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 427	362	$ 826	716
Promoted Brands [member] | Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		15.00%
Net sales, change in %, cc	22.00%		18.00%
Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 368	316	$ 724	644
Promoted Brands [member] | Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		12.00%
Net sales, change in %, cc	20.00%		17.00%
Promoted Brands [member] | Immunology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1		$ 1
Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,225	867	$ 2,234	1,621
Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	41.00%		38.00%
Net sales, change in %, cc	43.00%		39.00%
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 799	489	$ 1,436	873
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	63.00%		64.00%
Net sales, change in %, cc	65.00%		66.00%
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 349	311	$ 644	620
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		4.00%
Net sales, change in %, cc	14.00%		6.00%
Promoted Brands [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 77	67	$ 153	128
Promoted Brands [member] | Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		20.00%
Net sales, change in %, cc	16.00%		19.00%
Promoted Brands [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			$ 1
Promoted Brands [member] | Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,640	3,238	$ 6,984	6,222
Promoted Brands [member] | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		12.00%
Net sales, change in %, cc	15.00%		14.00%
Promoted Brands [member] | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 717	493	$ 1,344	908
Promoted Brands [member] | Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	45.00%		48.00%
Net sales, change in %, cc	50.00%		52.00%
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 544	583	$ 1,064	1,130
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(6.00%)
Net sales, change in %, cc	(5.00%)		(4.00%)
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 523	496	$ 997	954
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		5.00%
Net sales, change in %, cc	9.00%		7.00%
Promoted Brands [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 471	435	$ 949	849
Promoted Brands [member] | Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Promoted Brands [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 446	476	$ 841	938
Promoted Brands [member] | Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(10.00%)
Net sales, change in %, cc	(4.00%)		(9.00%)
Promoted Brands [member] | Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 345	240	$ 655	451
Promoted Brands [member] | Oncology [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	44.00%		45.00%
Net sales, change in %, cc	44.00%		45.00%
Promoted Brands [member] | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 175	150	$ 344	299
Promoted Brands [member] | Oncology [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		15.00%
Net sales, change in %, cc	17.00%		16.00%
Promoted Brands [member] | Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 164	106	$ 300	182
Promoted Brands [member] | Oncology [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	55.00%		65.00%
Net sales, change in %, cc	56.00%		67.00%
Promoted Brands [member] | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 113	129	$ 233	264
Promoted Brands [member] | Oncology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(12.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Promoted Brands [member] | Oncology [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 120	130	$ 229	246
Promoted Brands [member] | Oncology [member] | Piqray/Vijoice [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Net sales, change in %, cc	(7.00%)		(6.00%)
Promoted Brands [member] | Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 22		$ 28
Promoted Brands [member] | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations				1
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,245	3,788	$ 6,610	7,627
Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(13.00%)
Net sales, change in %, cc	(13.00%)		(12.00%)
Established Brands [member] | Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 313	331	$ 668	660
Established Brands [member] | Established Brands [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		1.00%
Net sales, change in %, cc	(4.00%)		3.00%
Established Brands [member] | Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 275	395	$ 589	811
Established Brands [member] | Established Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(30.00%)		(27.00%)
Net sales, change in %, cc	(28.00%)		(26.00%)
Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 178	184	$ 370	370
Established Brands [member] | Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		0.00%
Net sales, change in %, cc	1.00%		3.00%
Established Brands [member] | Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 138	269	$ 313	501
Established Brands [member] | Established Brands [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(49.00%)		(38.00%)
Net sales, change in %, cc	(47.00%)		(36.00%)
Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 160	155	$ 300	313
Established Brands [member] | Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(4.00%)
Net sales, change in %, cc	9.00%		1.00%
Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 150	175	$ 299	358
Established Brands [member] | Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(16.00%)
Net sales, change in %, cc	(5.00%)		(9.00%)
Established Brands [member] | Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 271	339	$ 550	714
Established Brands [member] | Established Brands [member] | Contract manufacturing [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(23.00%)
Net sales, change in %, cc	(19.00%)		(23.00%)
Established Brands [member] | Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,760	$ 1,940	$ 3,521	$ 3,900
Established Brands [member] | Established Brands [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(10.00%)
Net sales, change in %, cc	(10.00%)		(10.00%)